TD Auto Finance LLC	Distribution Date: 09-Apr-12
CFAST 2010-A Monthly Servicer’s Certificate (MQ)	Page 1 of 3

Payment Determination Statement Number	19
Distribution Date	09-Apr-12
Record Date	08-Apr-12

Dates Covered	From and Including	To and Including
Collections Period	01-Mar-12	31-Mar-12
Accrual Period	08-Mar-12	08-Apr-12
30/360 Days	30
Actual/360 Days	32

Collateral Pool Balance Data	Number of Accounts	$ Amount
Pool Balance - Beginning of Period	96,101	$734,557,344.93
Collections of Installment Principal		37,363,279.35
Collections Attributable to Full Payoffs		18,720,706.11
Principal Amount of Repurchases		27,665.91
Principal Amount of Gross Losses		2,054,629.61

Pool Balance - End of Period(EOP)	91,947	$676,391,063.95

Pool Statistics	End of Period
Initial Pool Balance (Pool Balance at the Purchase Date)	$2,100,840,515.46
Pool Factor (Pool Balance as a % of Initial Pool Balance)	32.20%

Ending Overcollateralization(O/C) Amount	$105,042,025.77
Coverage Ratio (Ending Pool Balance as a % of Ending Notes)	118.385%
Ending Reserve Account Balance	$10,504,202.58

Net Credit Losses	$789,062.88	Trigger	Compliance?
Net Credit Loss Percentage	1.368%	8.00%	Yes
Cumulative Net Credit Losses	$28,739,728.69
Cumulative Recovery Ratio	50.280%

Delinquency Information:(1)	$ Amount	% of EOP Pool Bal.	# of Accounts
31-60 Days Delinquent	$12,095,126.04	1.788%	1,349
61-90 Days Delinquent	1,030,275.42	0.152%	110
91-120 Days Delinquent	260,698.81	0.039%	24
121 Days or More Delinquent	15,959.31	0.002%	1
Repossessions	1,246,481.02	0.184%	108

(1) A receivable is not considered past due if the amount past due is less than 10% of the scheduled monthly payment.

60+ Days Delinquency Amount	$2,553,414.56
60+ Days Delinquency Ratio (3 mos weighted avg.)	0.52650%

	Current Month	Prior Month
Weighted Average A.P.R.	7.408%	7.387%
Weighted Average Remaining Term (months)	21.92	22.65
Weighted Average Seasoning (months)	47.80	46.91

TD Auto Finance LLC	Distribution Date: 09-Apr-12
CFAST 2010-A Monthly Servicer’s Certificate (MQ)	Page 2 of 3

Cash Sources
Collections of Installment Principal	$37,363,279.35
Collections Attributable to Full Payoffs	18,720,706.11
Principal Amount of Repurchases	27,665.91
Recoveries on Loss Accounts	1,265,566.73
Collections of Interest	4,361,436.37
Investment Earnings	1.47
Reserve Account Draw	0.00

Total Sources	$61,738,655.94

Cash Uses
Servicer Fee	$612,131.12
Backup Servicer Fee	6,121.31
A Note Interest	263,396.99
First Priority Principal Distribution Amount	0.00
B Note Interest	114,101.63
Second Priority Principal Distribution Amount	0.00
C Note Interest	134,803.33
Third Priority Principal Distribution Amount	0.00
D Note Interest	320,449.07
Fourth Priority Principal Distribution Amount	0.00
Replenish Reserve Fund	0.00
Required Principal Distribution Amount	58,166,280.98
Indemnity Amounts	0.00
Additional Servicing Fees	0.00
Distribution to Class E Noteholders	2,121,371.51

Total Cash Uses	$61,738,655.94

Administrative Payment
Total Principal and Interest Sources	$61,738,655.94
Investment Earnings in Trust Account	(1.47)
Daily Collections Remitted	(61,738,654.47)
Reserve Account Draw	0.00
Servicer Fee	(612,131.12)
Distribution to Class E Noteholders	(2,121,371.51)

Payment Due to/(from) Trust Account	($2,733,502.63)

O/C Release (Prospectus pg S42)
Pool Balance	$676,391,063.95

Total Securities	$571,349,038.18

Adjusted O/C Amount	$105,042,025.77

Target Overcollateralization Amount	$105,042,025.77

O/C Release Period?	Yes

O/C Release	$2,121,371.51
Current Net Credit Loss Percentage	1.368%

	Required O/C
If Net Credit Loss Percentage is
<=5.50%	8.00%
>5.50% but <=6.50%	12.00%
>6.50%	15.00%
Current Required O/C%		8.000%

TD Auto Finance LLC	Distribution Date: 09-Apr-12
CFAST 2010-A Monthly Servicer’s Certificate (MQ)	Page 3 of 3

Notes	Beginning Balance	Ending Balance	Ending Balance per $1000 Face	Principal Payment	Principal per $1000 Face	Interest Payment	Interest $1000 Face
Class A-1 688,000,000.00 @ 0.33579%	0.00	0.00	0.0000000	0.00	0.0000000	0.00	0.0000000
Class A-2 720,000,000.00 @ 0.69%	37,515,319.16	0.00	0.0000000	37,515,319.16	52.1046099	21,571.31	0.0299602
Class A-3 318,891,000.00 @ 0.91%	318,891,000.00	298,240,038.18	935.2413150	20,650,961.82	64.7586850	241,825.68	0.7583333
Class B 82,983,000.00 @ 1.65%	82,983,000.00	82,983,000.00	1,000.0000000	0.00	0.0000000	114,101.63	1.3750001
Class C 80,882,000.00 @ 2.00%	80,882,000.00	80,882,000.00	1,000.0000000	0.00	0.0000000	134,803.33	1.6666666
Class D 109,244,000.00 @ 3.52%	109,244,000.00	109,244,000.00	1,000.0000000	0.00	0.0000000	320,449.07	2.9333334

Total Notes	$629,515,319.16	$571,349,038.18		$58,166,280.98		$832,751.02

*	Class A-2, A-3, B, C, and D interest is computed on a 30/360 basis.

Manager	03-Apr-12
(248) 427-2557	Date